INVENTORY - Summary of Inventories (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Inventory, Net [Abstract]
Raw materials	$ 396	$ 640
Work in process	289	803
Finished goods	1,068	425
Total	$ 1,753	$ 1,868